Accounting principles - Geographical split (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Geographical split
Intangible assets	€ 182	€ 48	€ 541	€ 568
Property, plant and equipment	2,979	5,005	9,125	€ 7,386
Other non-current assets	1,162	1,047	10,055
Revenue	4,483	9,198	17,477
France
Geographical split
Intangible assets	182	48	541
Property, plant and equipment	2,039	3,664	8,402
Other non-current assets	1,162	1,047	9,958
Revenue		69	118
USA
Geographical split
Property, plant and equipment	60	323	724
Other non-current assets			96
China
Geographical split
Property, plant and equipment	880	1,018
Revenue	€ 4,483	€ 9,129	4,610
Japan
Geographical split
Revenue			€ 12,750